Share-Based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price at the time of exercise of awards | $ / shares	$ 69.98	$ 59.61
Withholding tax liabilities	$ 115,000,000	$ 127,000,000
Stock incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares available for grant	11,106,551	12,703,952
Maximum number of common shares available for grant	69,150,969
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Maximum term of option	10 years
TSRUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted	$ 75.68	$ 59.97
PRSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average fair value of options granted	$ 75.95	$ 54.78
Vesting period	3 years
PRSUs [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options vested	0.00%
PRSUs [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options vested	200.00%
Employee Stock Purchase Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of discount allowed for purchase of shares	15.00%
Maximum payroll deduction allowed	$ 21,250
Maximum shares to be purchased through plan | shares	20,388,909